Document and Entity Information	Nov. 12, 2021
Cover [Abstract]
Entity Registrant Name	CITRIX SYSTEMS INC
Amendment Flag	false
Entity Central Index Key	0000877890
Document Type	8-K
Document Period End Date	Nov. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	0-27084
Entity Tax Identification Number	75-2275152
Entity Address, Address Line One	851 West Cypress Creek Road
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33309
City Area Code	(954)
Local Phone Number	267-3000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $.001 par value per share
Trading Symbol	CTXS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false